                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act File Number: 811-07289
                                                      ---------

                         High Yield Municipals Portfolio
               --------------------------------------------------
               (Exact Name of registrant as Specified in Charter)

     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Address of Principal Executive Offices)

                                 Alan R. Dynner
     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Name and Address of Agent for Services)

                                 (617) 482-8260
                                 --------------
                         (registrant's Telephone Number)

                                   January 31
                                   ----------
                             Date of Fiscal Year End

                                  July 31, 2004
                                  -------------
                            Date of Reporting Period

ITEM 1. REPORTS TO STOCKHOLDERS

HIGH YIELD MUNICIPALS PORTFOLIO as of July 31, 2004
PORTFOLIO OF INVESTMENTS (Unaudited)

TAX-EXEMPT INVESTMENTS -- 97.3%

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                                                           VALUE
----------------------------------------------------------------------------------------------------------------------
COGENERATION -- 2.5%

$          7,000   Maryland Energy Cogeneration, (AES Warrior Run), (AMT),
                   7.40%, 9/1/19                                                                      $      7,157,570
           2,000   Ohio Water Development Authority, Solid Waste Disposal,
                   (Bay Shore Power), (AMT), 5.875%, 9/1/20                                                  1,865,720
           4,900   Ohio Water Development Authority, Solid Waste Disposal,
                   (Bay Shore Power), (AMT), 6.625%, 9/1/20                                                  4,928,469
----------------------------------------------------------------------------------------------------------------------
                                                                                                      $     13,951,759
----------------------------------------------------------------------------------------------------------------------

EDUCATION -- 1.0%

$          3,000   California Educational Facilities Authority, Residual Certificates,
                   Variable Rate, 12/1/32(1)(2)                                                       $      3,321,660
           2,000   New Hampshire HEFA, (Colby-Sawyer College),
                   7.50%, 6/1/26(3)                                                                          2,084,400
----------------------------------------------------------------------------------------------------------------------
                                                                                                      $      5,406,060
----------------------------------------------------------------------------------------------------------------------

ELECTRIC UTILITIES -- 5.8%

$          3,000   Brazos River Authority, TX, PCR (Texas Energy Co.), (AMT),
                   6.75%, 4/1/38                                                                      $      3,376,650
           4,200   Clark County, NV, (Nevada Power), (AMT),
                   5.90%, 10/1/30                                                                            3,685,290
           1,250   Connecticut Development Authority, (Connecticut Light and
                   Power), Variable Rate, 9/1/08(2)(4)                                                       1,345,600
           2,500   Connecticut Development Authority, (Western Mass Electric),
                   Variable Rate, 9/1/22(2)(4)                                                               2,691,200
           3,965   Matagorda County, TX, Navigation District No.1, (Reliant
                   Energy), 5.95%, 5/1/30                                                                    3,902,987
           4,000   Matagorda County, TX, Navigation District No.1, (Reliant
                   Energy), 8.00%, 5/1/29                                                                    4,407,920
           1,500   Mississippi Business Finance Corp., (System Energy
                   Resources, Inc.), 5.90%, 5/1/22                                                           1,512,855
           5,880   Puerto Rico Electric Power Authority, 5.125%, 7/1/29                                      5,894,347
           5,500   Puerto Rico Electric Power Authority, 5.25%, 7/1/31                                       5,558,300
----------------------------------------------------------------------------------------------------------------------
                                                                                                      $     32,375,149
----------------------------------------------------------------------------------------------------------------------

ESCROWED / PREREFUNDED -- 3.6%

$         25,000   Bakersfield, CA, (Bakersfield Assisted Living Center),
                   Escrowed to Maturity, 0.00%, 4/15/21                                               $     10,884,250
           9,500   Dawson Ridge, CO, Metropolitan District #1, Escrowed to
                   Maturity, 0.00%, 10/1/22                                                                  3,694,455
           3,500   Dawson Ridge, CO, Metropolitan District #1, Escrowed to
                   Maturity, 0.00%, 10/1/22                                                                  1,361,115
$          3,685   Forsyth County, GA, Hospital Authority, (Georgia Baptist
                   Health Care System), Escrowed to Maturity,
                   6.25%, 10/1/18                                                                     $      4,328,622
----------------------------------------------------------------------------------------------------------------------
                                                                                                      $     20,268,442
----------------------------------------------------------------------------------------------------------------------

GENERAL OBLIGATIONS -- 6.8%

$          1,195   California, 5.00%, 2/1/32                                                          $      1,162,627
           4,655   California, 5.10%, 2/1/34                                                                 4,587,921
           2,250   California, 5.25%, 2/1/30                                                                 2,260,372
           2,000   California, 5.25%, 2/1/33                                                                 2,007,480
          15,420   California, 5.25%, 4/1/34                                                                15,480,292
           5,940   Georgia, 2.00%, 12/1/23                                                                   3,794,650
           3,000   New York, NY, Variable Rate, 6/1/28(1)(2)                                                 3,118,080
           5,000   Puerto Rico Commonwealth, Variable Rate, 7/1/29(2)(4)                                     5,582,150
----------------------------------------------------------------------------------------------------------------------
                                                                                                      $     37,993,572
----------------------------------------------------------------------------------------------------------------------

HEALTH CARE-MISCELLANEOUS -- 3.5%

$          2,845   Illinois Development Finance Authority, (Community
                   Rehabilitation Providers), 5.60%, 7/1/19                                           $      2,755,468
           1,439   Osceola County, FL, IDA, Community Provider Pooled
                   Loan-93, 7.75%, 7/1/17                                                                    1,448,037
           2,339   Tax Revenue Exempt Securities Trust, Community Health
                   Provider, (Pooled Loan Program Various States Trust
                   Certificates), 6.75%, 12/1/36                                                             2,409,856
           1,206   Tax Revenue Exempt Securities Trust, Community Health
                   Provider, (Pooled Loan Program Various States Trust
                   Certificates), 7.00%, 12/1/36                                                             1,250,514
             997   Tax Revenue Exempt Securities Trust, Community Health
                   Provider, (Pooled Loan Program Various States Trust
                   Certificates), 7.00%, 12/1/36                                                             1,034,260
           2,176   Tax Revenue Exempt Securities Trust, Community Health
                   Provider, (Pooled Loan Program Various States Trust
                   Certificates), 7.75%, 12/1/36                                                             2,237,157
           1,830   Tax Revenue Exempt Securities Trust, Community Health
                   Provider, (Pooled Loan Program Various States Trust
                   Certificates), 7.90%, 12/1/36                                                             1,910,447
             343   Tax Revenue Exempt Securities Trust, Community Health
                   Provider, (Pooled Loan Program Various States Trust
                   Certificates), 8.25%, 12/1/36                                                               363,503
             780   Tax Revenue Exempt Securities Trust, Community Health
                   Provider, (Pooled Loan Program Various States Trust
                   Certificates), 8.375%, 12/1/36                                                              813,118
           2,160   Tax Revenue Exempt Securities Trust, Community Health
                   Provider, (Pooled Loan Program Various States Trust
                   Certificates), 8.50%, 12/1/36                                                             2,212,344
             907   Tax Revenue Exempt Securities Trust, Community Health
                   Provider, (Pooled Loan Program Various States Trust
                   Certificates), 8.70%, 12/1/36                                                               948,577

                        See notes to financial statements

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                                                           VALUE
----------------------------------------------------------------------------------------------------------------------
HEALTH CARE-MISCELLANEOUS (CONTINUED)

$          1,813   Tax Revenue Exempt Securities Trust, Community Health
                   Provider, (Pooled Loan Program Various States Trust
                   Certificates), 8.81%, 9/1/36                                                       $      1,903,955
             544   Tax Revenue Exempt Securities Trust, Community Health
                   Provider, (Pooled Loan Program Various States Trust
                   Certificates), 8.875%, 12/1/36                                                              572,176
----------------------------------------------------------------------------------------------------------------------
                                                                                                      $     19,859,412
----------------------------------------------------------------------------------------------------------------------

HOSPITAL -- 5.8%

$          2,500   California Health Facilities Authority, (Cedars Sinai Medical
                   Center), Variable Rate, 12/1/34(2)(4)                                              $      2,804,425
           2,220   Chautauqua County, NY, IDA, (Women's Christian
                   Association), 6.40%, 11/15/29                                                             2,050,503
           1,000   Henderson, NV, Health Care Facility, 5.625%, 7/1/24                                         995,210
           7,000   Maricopa County, AZ, IDA, (Catholic Healthcare),
                   5.375%, 7/1/23                                                                            6,861,260
           2,000   Maricopa County, AZ, IDA, (Catholic Healthcare),
                   5.50%, 7/1/26                                                                             1,948,980
           2,000   New Hampshire HEFA, (Littleton Hospital), 6.00%, 5/1/28                                   1,754,120
           2,000   New Jersey Health Care Facilities Financing Authority,
                   (Trinitas Hospital), 7.50%, 7/1/30                                                        2,221,100
           1,000   Oklahoma Development Finance Authority, (Hillcrest
                   Healthcare), 5.00%, 8/15/08                                                               1,080,000
           1,500   Oklahoma Development Finance Authority, (Hillcrest
                   Healthcare), 5.20%, 8/15/11                                                               1,620,000
           3,010   Oklahoma Development Finance Authority, (Hillcrest
                   Healthcare), 5.625%, 8/15/29                                                              3,250,800
           1,500   Oklahoma Development Finance Authority, (Hillcrest
                   Healthcare), 5.75%, 8/15/12                                                               1,620,000
              65   Oklahoma Development Finance Authority, (Hillcrest
                   Healthcare), 5.75%, 8/15/13                                                                  70,200
           2,560   Oneida County, NY, Industrial Development Agency,
                   (Elizabeth Medical Center), 6.00%, 12/1/29                                                2,271,770
             875   Prince George's County, MD, (Greater Southeast Healthcare
                   System), 6.375%, 1/1/13(5)                                                                  210,875
           5,900   Prince George's County, MD, (Greater Southeast Healthcare
                   System), 6.375%, 1/1/23(5)                                                                1,421,900
           2,200   Sullivan County, TN, Health Educational and Housing Facility
                   Board, (Wellmont Health System), 6.25%, 9/1/32                                            2,198,394
----------------------------------------------------------------------------------------------------------------------
                                                                                                      $     32,379,537
----------------------------------------------------------------------------------------------------------------------

HOUSING -- 5.0%

$            450   Atlanta, GA, Urban Residential Finance Authority, (New
                   Community John Hope Project), (AMT), 7.25%, 6/1/07                                 $        450,684
           4,000   Charter Mac Equity Trust, TN, 6.00%, 4/30/19                                              4,117,160
           2,500   Florida Capital Projects Finance Authority, Student Housing
                   Revenue, (Florida University), 7.75%, 8/15/20                                             2,529,750
$            455   Florida Capital Projects Finance Authority, Student Housing
                   Revenue, (Florida University), 9.50%, 8/15/05                                      $        453,549
           1,830   Jefferson County, MO, IDA, Multifamily, (Riverview Bend
                   Apartments), (AMT), 6.75%, 11/1/29                                                        1,691,707
             485   Jefferson County, MO, IDA, Multifamily, (Riverview Bend
                   Apartments), (AMT), 7.125%, 11/1/29                                                         456,632
           3,775   Maricopa County, AZ, IDA, (National Health Facilities II),
                   6.375%, 1/1/19                                                                            3,033,552
           1,500   Maricopa County, AZ, IDA, (National Health Facilities II),
                   6.625%, 7/1/33                                                                            1,131,045
           2,320   Maricopa County, AZ, IDA, (National Health Facilities II),
                   8.00%, 1/1/34                                                                             1,695,015
           5,000   Muni Mae Tax-Exempt Bond, LLC, (AMT),
                   6.875%, 6/30/09                                                                           5,455,300
           3,290   Oregon Health Authority, (Trillium Affordable Housing),
                   (AMT), 6.75%, 2/15/29                                                                     2,907,570
           1,440   Oregon Health Authority, (Trillium Affordable Housing),
                   (AMT), 6.75%, 2/15/29                                                                     1,258,459
           1,020   Texas Student Housing Corp., (University of Northern
                   Texas), 9.375%, 7/1/06                                                                    1,002,487
           2,000   Texas Student Housing Corp., (University of Northern
                   Texas), 11.00%, 7/1/31                                                                    1,801,660
----------------------------------------------------------------------------------------------------------------------
                                                                                                      $     27,984,570
----------------------------------------------------------------------------------------------------------------------

INDUSTRIAL DEVELOPMENT REVENUE -- 19.0%

$          2,329   Abia Development Corp., TX, (Austin Cargoport
                   Development), (AMT), 6.50%, 10/1/24                                                $      2,106,405
           3,065   Abia Development Corp., TX, (Austin Cargoport
                   Development), (AMT), 9.25%, 10/1/21                                                       3,329,816
           4,500   Alabama IDA, Solid Waste Disposal, (Pine City Fiber Co.),
                   (AMT), 6.45%, 12/1/23                                                                     4,453,965
           9,095   Alliance Airport Authority, TX, (American Airlines), (AMT),
                   7.50%, 12/1/29                                                                            6,246,264
           2,000   Camden County, NJ, (Holt Hauling), (AMT),
                   9.875%, 1/1/21(5)                                                                           280,000
           3,900   Carbon County, UT, (Laidlaw Environmental Services Inc.),
                   (AMT), 7.45%, 7/1/17                                                                      4,027,140
           6,810   Dallas-Fort Worth, TX, International Airport Facility
                   Improvements Corp., (AMT), 7.625%, 11/1/21                                                2,984,687
           1,665   Dallas-Fort Worth, TX, International Airport Facility
                   Improvements Corp., DRIVERS,
                   Variable Rate, 11/1/18(1)(2)                                                              2,010,038
          12,480   Denver, CO, City and County Special Facilities,
                   (United Airlines), (AMT), 6.875%, 10/1/32                                                 9,172,800
           7,750   Effingham County, GA, Solid Waste Disposal, (Fort James),
                   (AMT), 5.625%, 7/1/18                                                                     7,463,793
             225   Florence County, SC, (Stone Container),
                   7.375%, 2/1/07                                                                              454,370

                        See notes to financial statements

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                                                           VALUE
----------------------------------------------------------------------------------------------------------------------
INDUSTRIAL DEVELOPMENT REVENUE (CONTINUED)

$          2,700   Hancock County, KY, (Southwire Co.), (AMT),
                   7.75%, 7/1/25                                                                      $      2,699,919
           4,000   Hardeman County, TN, (Correctional Facilities Corp.),
                   7.75%, 8/1/17                                                                             4,143,480
           5,200   Houston, TX, Airport System, (Continental Airlines),
                   6.75%, 7/1/29                                                                             4,019,392
           6,365   Indianapolis, IN, Airport Authority, (United Airlines), (AMT),
                   6.50%, 11/15/31(5)                                                                        1,185,438
           3,930   Kansas City, MO, IDA, (Airline Cargo Facilities), (AMT),
                   8.50%, 1/1/17                                                                             4,116,203
             750   Kenton County, KY, Airport, (Delta Airlines), (AMT),
                   6.125%, 2/1/22                                                                              480,203
           5,350   Kenton County, KY, Airport, (Delta Airlines), (AMT),
                   7.125%, 2/1/21                                                                            3,892,232
           1,000   Kenton County, KY, Airport, (Delta Airlines), (AMT),
                   7.50%, 2/1/20                                                                               760,970
           2,730   Maryland EDA, (AFCO Cargo), (AMT), 6.50%, 7/1/24                                          2,510,372
             655   Maryland EDA, (Air Cargo), (AMT), 7.34%, 7/1/24                                             656,592
           1,300   Michigan Strategic Fund, (S.D. Warren), (AMT),
                   7.375%, 1/15/22                                                                           1,322,360
           3,400   Morgantown, KY, Solid Waste Revenue,
                   (IMCO Recycling, Inc.), (AMT), 7.45%, 5/1/22                                              3,178,354
             505   New Albany, IN, IDA, (K-Mart), 7.40%, 6/1/06                                                491,759
          13,000   New Jersey EDA, (Continental Airlines), (AMT),
                   6.25%, 9/15/29                                                                            9,747,400
           3,000   New Jersey EDA, (Continental Airlines), (AMT),
                   6.40%, 9/15/23                                                                            2,357,460
           4,000   New Jersey EDA, (Holt Hauling), (AMT),
                   7.90%, 3/1/27(5)                                                                          3,895,000
             500   New Jersey EDA, (Holt Hauling), (AMT),
                   8.95%, 12/15/18(5)                                                                          405,625
           5,995   New York City, NY, Industrial Development Agency,
                   (American Airlines, Inc.), (AMT), 8.50%, 8/1/28                                           4,591,271
           2,000   Perry County, KY, TJ International Inc., (AMT),
                   6.55%, 4/15/27                                                                            2,063,460
           1,700   Phoenix, AZ, IDA, (America West Airlines, Inc.), (AMT),
                   6.25%, 6/1/19                                                                             1,309,510
           9,415   Puerto Rico Port Authority, (American Airlines), (AMT),
                   6.25%, 6/1/26                                                                             6,333,659
             825   Puerto Rico Port Authority, (American Airlines), (AMT),
                   6.30%, 6/1/23                                                                               555,052
           3,000   Rumford, ME, Solid Waste Disposal, (Boise Cascade Corp.),
                   6.875%, 10/1/26                                                                           3,015,780
----------------------------------------------------------------------------------------------------------------------
                                                                                                      $    106,260,769
----------------------------------------------------------------------------------------------------------------------

INSURED-ELECTRIC UTILITIES -- 1.3%

$          3,600   Memphis, TN, Electric System, (MBIA),
                   Variable Rate, 12/1/11(1)(2)                                                       $      4,384,584
$          1,500   Puerto Rico Electric Power Authority, RITES, (FSA),
                   Variable Rate, 7/1/20(1)(2)                                                        $      1,645,920
           1,000   Wamego, KS, PCR, (MBIA), 5.30%, 6/1/31                                                    1,030,150
----------------------------------------------------------------------------------------------------------------------
                                                                                                      $      7,060,654
----------------------------------------------------------------------------------------------------------------------

INSURED-GENERAL OBLIGATIONS -- 1.9%

$          1,000   California, Residual Certificates, (AMBAC),
                   Variable Rate, 10/1/30(1)(2)                                                       $      1,122,150
           1,520   California, RITES, (AMBAC), Variable Rate, 2/1/28(1)(2)                                   1,600,530
           1,580   Mississippi, (FSA), Variable Rate, 11/1/21(1)(2)                                          2,078,379
           4,900   Puerto Rico General Obligation, (FSA),
                   Variable Rate, 7/1/27(1)(2)                                                               6,037,486
----------------------------------------------------------------------------------------------------------------------
                                                                                                      $     10,838,545
----------------------------------------------------------------------------------------------------------------------

INSURED-HOSPITAL -- 0.5%

$          2,415   California Statewide Communities Development Authority,
                   (Sutter Health), Residual Certificates, (FSA),
                   Variable Rate, 8/15/27(1)(2)                                                       $      2,902,492
----------------------------------------------------------------------------------------------------------------------
                                                                                                      $      2,902,492
----------------------------------------------------------------------------------------------------------------------

INSURED-MISCELLANEOUS -- 1.5%

$         10,510   Harris County-Houston, TX, Sports Authority, (MBIA),
                   0.00%, 11/15/26                                                                    $      3,069,761
          10,000   Harris County-Houston, TX, Sports Authority, (MBIA),
                   0.00%, 11/15/28                                                                           2,560,400
           2,500   Harris County-Houston, TX, Sports Authority, (MBIA),
                   5.25%, 11/15/40                                                                           2,515,900
----------------------------------------------------------------------------------------------------------------------
                                                                                                      $      8,146,061
----------------------------------------------------------------------------------------------------------------------

INSURED-SPECIAL TAX REVENUE -- 0.0%

$             75   South Orange County, CA, Public Financing Authority, (FGIC),
                   DRIVERS, Variable Rate, 8/15/15(1)(2)                                              $        239,888
----------------------------------------------------------------------------------------------------------------------
                                                                                                      $        239,888
----------------------------------------------------------------------------------------------------------------------

INSURED-TRANSPORTATION -- 4.6%

$          5,480   California Infrastructure and Economic Development,
                   (Bay Area Toll Bridges), (AMBAC), 5.00%, 7/1/33                                    $      5,489,535
           6,735   Massachusetts Turnpike Authority, Metropolitan Highway
                   System, (MBIA), 5.00%, 1/1/37                                                             6,686,575
           2,985   Monroe County, NY, Airport Authority, (MBIA), DRIVERS,
                   (AMT), Variable Rate, 1/1/18(2)(4)                                                        3,753,249
           2,000   New Jersey Turnpike Authority, RITES, (MBIA),
                   Variable Rate, 1/1/30(1)(2)                                                               2,266,460
           3,000   Puerto Rico Highway and Transportation Authority, (FSA),
                   Variable Rate, 7/1/32(1)(2)                                                               3,078,720

                        See notes to financial statements

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                                                           VALUE
----------------------------------------------------------------------------------------------------------------------
INSURED-TRANSPORTATION (CONTINUED)

$         20,000   Texas State Turnpike Authority, (AMBAC),
                   0.00%, 8/15/30                                                                     $      4,628,000
----------------------------------------------------------------------------------------------------------------------
                                                                                                      $     25,902,539
----------------------------------------------------------------------------------------------------------------------

INSURED-UTILITIES -- 0.8%

$          4,500   Los Angeles, CA, Department of Water and Power, (FGIC),
                   5.00%, 7/1/43                                                                      $      4,432,995
----------------------------------------------------------------------------------------------------------------------
                                                                                                      $      4,432,995
----------------------------------------------------------------------------------------------------------------------

INSURED-WATER AND SEWER -- 0.4%

$          2,550   Connecticut Development Authority, Aquarion Water, RITES,
                   (XLCA), Variable Rate, 7/1/07(1)(2)                                                $      2,108,850
----------------------------------------------------------------------------------------------------------------------
                                                                                                      $      2,108,850
----------------------------------------------------------------------------------------------------------------------

LEASE REVENUE / CERTIFICATES OF PARTICIPATION -- 0.4%

$          2,000   New Jersey EDA, (School Facilities),
                   Variable Rate, 6/15/28(2)(4)                                                       $      2,006,020
----------------------------------------------------------------------------------------------------------------------
                                                                                                      $      2,006,020
----------------------------------------------------------------------------------------------------------------------

NURSING HOME -- 3.9%

$          3,260   Bell County, TX, (Heritage Oaks Healthcare),
                   6.70%, 6/1/29                                                                      $      1,010,600
           2,960   Clovis, NM, IDR, (Retirement Ranches, Inc.),
                   7.75%, 4/1/19                                                                             3,042,466
           2,300   Colorado HFA, (Volunteers of America),
                   5.75%, 7/1/20                                                                             2,069,264
           3,600   Colorado HFA, (Volunteers of America),
                   5.875%, 7/1/28                                                                            3,136,536
           1,100   Colorado HFA, (Volunteers of America),
                   6.00%, 7/1/29                                                                               966,405
           2,500   Massachusetts IFA, (Age Institute of Massachusetts),
                   8.05%, 11/1/25                                                                            2,469,475
           1,180   Mississippi Business Finance Corp., (Magnolia Healthcare),
                   7.99%, 7/1/25                                                                               953,169
           1,860   Ohio HFA, Retirement Rental Housing,
                   (Encore Retirement Partners), 6.75%, 3/1/19                                               1,587,826
           3,838   Tarrant County, TX, Health Facilities Authority,
                   8.00%, 9/1/25(5)                                                                            115,136
           1,475   Tarrant County, TX, Health Facilities Authority,
                   (3927 Foundation), 10.125%, 9/1/09(5)                                                        14,751
           4,328   Tarrant County, TX, Health Facilities Authority,
                   (3927 Foundation), 10.25%, 9/1/19(5)                                                         43,284
           3,130   Westmoreland, PA, (Highland Health Systems, Inc.),
                   9.25%, 6/1/22                                                                             3,146,151
$          3,685   Wisconsin HEFA, (Wisconsin Illinois Senior Housing),
                   7.00%, 8/1/29                                                                      $      3,404,461
----------------------------------------------------------------------------------------------------------------------
                                                                                                      $     21,959,524
----------------------------------------------------------------------------------------------------------------------

OTHER REVENUE -- 12.5%

$          6,000   California Statewide Communities Development Authority,
                   (East Valley Tourist Development Authority),
                   8.25%, 10/1/14                                                                     $      6,089,460
           1,000   California Statewide Communities Development Authority,
                   (East Valley Tourist Development Authority),
                   9.25%, 10/1/20                                                                            1,084,990
           3,000   California Statewide Communities Development Authority,
                   (East Valley Tourist Development Authority),
                   11.00%, 10/1/20                                                                           3,001,560
           4,300   Capital Trust Agency, FL, (Seminole Tribe Convention),
                   8.95%, 10/1/33                                                                            4,974,283
           9,100   Capital Trust Agency, FL, (Seminole Tribe Convention),
                   10.00%, 10/1/33                                                                          10,859,940
           5,375   Golden Tobacco Securitization Corp., CA, 5.50%, 6/1/33                                    5,402,574
           2,295   Golden Tobacco Securitization Corp., CA, 6.625%, 6/1/40                                   2,021,849
           4,755   Golden Tobacco Securitization Corp., CA, 6.75%, 6/1/39                                    4,291,292
           9,125   Golden Tobacco Securitization Corp., CA,
                   Variable Rate, 6/1/33(2)(4)                                                               9,218,623
           3,300   Golden Tobacco Securitization Corp., CA,
                   Variable Rate, 6/1/31(2)(4)                                                               3,381,906
           2,077   Pueblo of Santa Ana, NM, 15.00%, 4/1/24                                                   2,078,992
           1,200   Puerto Rico Infrastructure Financing Authority,
                   Variable Rate, 10/1/32(1)(2)                                                              1,543,080
           2,000   Sandoval County, NM, (Santa Ana Pueblo),
                   7.75%, 7/1/15                                                                             2,011,620
           2,525   Santa Fe, NM, (1st Interstate Plaza), 8.00%, 7/1/13                                       2,531,072
           9,240   Tobacco Settlement Financing Corp., NJ, 6.75%, 6/1/39                                     8,338,915
           3,525   Tobacco Settlement Financing Corp., NJ,
                   Variable Rate, 6/1/39(2)(4)                                                               2,837,519
----------------------------------------------------------------------------------------------------------------------
                                                                                                      $     69,667,675
----------------------------------------------------------------------------------------------------------------------

SENIOR LIVING / LIFE CARE -- 8.1%

$          7,740   Albuquerque, NM, Retirement Facilities,
                   (La Vida Liena Retirement Center), 6.60%, 12/15/28                                 $      7,467,088
           2,500   Arizona Health Facilities Authority,
                   (Care Institute, Inc. - Mesa), 7.625%, 1/1/26(6)                                          1,954,150
           1,000   Chester, PA, IDA, (Senior Life-Choice of Kimberton),
                   (AMT), 8.50%, 9/1/25                                                                      1,032,060
           3,500   Delaware County, PA, (White Horse Village),
                   7.30%, 7/1/14                                                                             3,583,125
           1,585   Delaware County, PA, IDA, (Glen Riddle), (AMT),
                   8.625%, 9/1/25                                                                            1,649,351

                        See notes to financial statements

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                                                           VALUE
----------------------------------------------------------------------------------------------------------------------
SENIOR LIVING / LIFE CARE (CONTINUED)

$          1,000   Glen Cove, NY, IDA, (The Regency at Glen Cove),
                   0.00%, 1/1/13                                                                      $        447,930
           1,000   Glen Cove, NY, IDA, (The Regency at Glen Cove),
                   0.00%, 7/1/13                                                                               427,070
           1,000   Glen Cove, NY, IDA, (The Regency at Glen Cove),
                   0.00%, 1/1/14                                                                               405,350
           1,000   Glen Cove, NY, IDA, (The Regency at Glen Cove),
                   0.00%, 7/1/14                                                                               386,380
           1,000   Glen Cove, NY, IDA, (The Regency at Glen Cove),
                   0.00%, 1/1/15                                                                               366,400
           1,000   Glen Cove, NY, IDA, (The Regency at Glen Cove),
                   0.00%, 7/1/15                                                                               348,400
           1,000   Glen Cove, NY, IDA, (The Regency at Glen Cove),
                   0.00%, 1/1/16                                                                               331,260
           1,000   Glen Cove, NY, IDA, (The Regency at Glen Cove),
                   0.00%, 7/1/16                                                                               314,900
           1,000   Glen Cove, NY, IDA, (The Regency at Glen Cove),
                   0.00%, 1/1/17                                                                               299,260
           1,000   Glen Cove, NY, IDA, (The Regency at Glen Cove),
                   0.00%, 7/1/17                                                                               284,510
           1,000   Glen Cove, NY, IDA, (The Regency at Glen Cove),
                   0.00%, 1/1/18                                                                               270,450
           1,000   Glen Cove, NY, IDA, (The Regency at Glen Cove),
                   0.00%, 7/1/18                                                                               257,040
           1,000   Glen Cove, NY, IDA, (The Regency at Glen Cove),
                   0.00%, 1/1/19                                                                               244,360
           1,000   Glen Cove, NY, IDA, (The Regency at Glen Cove),
                   0.00%, 7/1/19                                                                               232,240
           1,860   Grove City, PA, Area Hospital Authority, (Grove Manor),
                   6.625%, 8/15/29                                                                           1,843,093
           3,465   Illinois Development Finance Authority,
                   (Care Institute, Inc. - Illinois), 7.80%, 6/1/25                                          3,547,190
           7,500   Kansas City, MO, IDA, (Kingswood United Methodist Manor),
                   5.875%, 11/15/29                                                                          6,457,950
           5,165   Massachusetts IFA, (Forge Hill), (AMT), 6.75%, 4/1/30                                     4,836,919
           6,470   Minneapolis, MN, (Walker Methodist Senior Services),
                   6.00%, 11/15/28                                                                           4,963,072
           5,205   North Miami, FL, Health Care Facilities, (Imperial Club),
                   8.00%, 1/1/33                                                                             3,631,268
----------------------------------------------------------------------------------------------------------------------
                                                                                                      $     45,580,816
----------------------------------------------------------------------------------------------------------------------

SPECIAL TAX REVENUE -- 1.8%

$          2,240   Bell Mountain Ranch, CO, Metropolitan District,
                   6.625%, 11/15/25                                                                   $      2,279,626
           3,395   Bell Mountain Ranch, CO, Metropolitan District,
                   7.375%, 11/15/19                                                                          3,602,231
$          3,800   Cottonwood, CO, Water and Sanitation District,
                   7.75%, 12/1/20                                                                     $      4,002,312
----------------------------------------------------------------------------------------------------------------------
                                                                                                      $      9,884,169
----------------------------------------------------------------------------------------------------------------------

TRANSPORTATION -- 6.6%

$            925   Eagle County, CO, (Eagle County Airport Terminal), (AMT),
                   7.00%, 5/1/21                                                                      $        890,081
           1,375   Eagle County, CO, (Eagle County Airport Terminal), (AMT),
                   7.125%, 5/1/31                                                                            1,308,780
             400   Eagle County, CO, (Eagle County Airport Terminal), (AMT),
                   7.50%, 5/1/21                                                                               407,020
           5,000   New Jersey Transportation Trust Fund Authority,
                   Variable Rate, 6/15/17(2)(4)                                                              5,396,200
           5,250   Northwest Arkansas Regional Airport Authority, (AMT),
                   7.625%, 2/1/27                                                                            5,578,178
           3,500   Port Authority of New York and New Jersey,
                   5.00%, 9/1/38                                                                             3,451,910
          19,970   Puerto Rico Highway and Transportation Authority,
                   5.125%, 7/1/39                                                                           19,776,690
----------------------------------------------------------------------------------------------------------------------
                                                                                                      $     36,808,859
----------------------------------------------------------------------------------------------------------------------

TOTAL TAX-EXEMPT INVESTMENTS -- 97.3%
   (IDENTIFIED COST $556,647,968)                                                                     $    544,018,357
----------------------------------------------------------------------------------------------------------------------

OTHER ASSETS, LESS LIABILITIES -- 2.7%                                                                $     15,151,464
----------------------------------------------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                                                                  $    559,169,821
----------------------------------------------------------------------------------------------------------------------

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

AMBAC - AMBAC Financial Group, Inc.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

MBIA - Municipal Bond Insurance Association

XLCA - XL Capital Assurance, Inc.

At July 31, 2004, the concentration of the Portfolio's investments in the various states, determined as a percentage of net assets, is as follows:

     California                                                   16.6%

     Puerto Rico                                                  10.0%

     Others, representing less than 10% individually              70.7%

The Portfolio invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments

                        See notes to financial statements
in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at July 31, 2004, 11.3% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.4% to 4.8% of total investments.

(1)  Security has been issued as a leveraged inverse floater bond.

(2) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2004 the aggregate value of the securities is $76,475,209 or 13.7% of the net assets.

(3) Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

(4)  Security has been issued as an inverse floater bond.

(5)  Non-income producing security.

(6)  The Portfolio is accruing only partial interest on this security.

                        See notes to financial statements

HIGH YIELD MUNICIPALS PORTFOLIO AS OF JULY 31, 2004
FINANCIAL STATEMENTS (Unaudited)

STATEMENT OF ASSETS AND LIABILITIES

AS OF JULY 31, 2004

ASSETS

Investments, at value
   (identified cost, $556,647,968)                                                                     $    544,018,357
Cash                                                                                                            989,829
Receivable for investments sold                                                                               4,719,866
Interest receivable                                                                                          11,989,799
-----------------------------------------------------------------------------------------------------------------------
TOTAL ASSETS                                                                                           $    561,717,851
-----------------------------------------------------------------------------------------------------------------------

LIABILITIES

Payable for daily variation margin on open financial futures contracts                                 $      2,500,000
Accrued expenses                                                                                                 48,030
-----------------------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                                                                                      $      2,548,030
-----------------------------------------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS' INTEREST IN PORTFOLIO                                              $    559,169,821
-----------------------------------------------------------------------------------------------------------------------

SOURCES OF NET ASSETS

Net proceeds from capital contributions and withdrawals                                                     579,710,011
Net unrealized depreciation (computed on the basis of identified cost)                                      (20,540,190)
-----------------------------------------------------------------------------------------------------------------------
TOTAL                                                                                                  $    559,169,821
-----------------------------------------------------------------------------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED
JULY 31, 2004

INVESTMENT INCOME

Interest                                                                                               $     20,296,315
-----------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                                                $     20,296,315
-----------------------------------------------------------------------------------------------------------------------

EXPENSES

Investment adviser fee                                                                                 $      1,660,290
Trustees' fees and expenses                                                                                       8,608
Custodian fee                                                                                                   109,149
Legal and accounting services                                                                                    61,823
Miscellaneous                                                                                                    12,366
-----------------------------------------------------------------------------------------------------------------------
TOTAL EXPENSES                                                                                         $      1,852,236
-----------------------------------------------------------------------------------------------------------------------
Deduct --
   Reduction of custodian fee                                                                          $         14,786
-----------------------------------------------------------------------------------------------------------------------
TOTAL EXPENSE REDUCTIONS                                                                               $         14,786
-----------------------------------------------------------------------------------------------------------------------

NET EXPENSES                                                                                           $      1,837,450
-----------------------------------------------------------------------------------------------------------------------

NET INVESTMENT INCOME                                                                                  $     18,458,865
-----------------------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS)

Net realized gain (loss) --
   Investment transactions (identified cost basis)                                                     $       (507,863)
   Financial futures contracts                                                                                4,802,370
-----------------------------------------------------------------------------------------------------------------------
NET REALIZED GAIN                                                                                      $      4,294,507
-----------------------------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --
   Investments (identified cost basis)                                                                 $    (22,711,052)
   Financial futures contracts                                                                               (5,238,217)
-----------------------------------------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)                                                   $    (27,949,269)
-----------------------------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED LOSS                                                                       $    (23,654,762)
-----------------------------------------------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS FROM OPERATIONS                                                             $     (5,195,897)
-----------------------------------------------------------------------------------------------------------------------

                        See notes to financial statements

STATEMENTS OF CHANGES IN NET ASSETS

                                                               SIX MONTHS ENDED
INCREASE (DECREASE)                                            JULY 31, 2004                    YEAR ENDED
IN NET ASSETS                                                  (UNAUDITED)                      JANUARY 31, 2004
----------------------------------------------------------------------------------------------------------------
From operations --
   Net investment income                                       $     18,458,865                 $     29,594,027
   Net realized gain from investments and
      financial futures contracts transactions                        4,294,507                        1,909,160
   Net change in unrealized appreciation
      (depreciation) from investments and
      financial futures contracts                                   (27,949,269)                      18,593,458
----------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                             $     (5,195,897)                $     50,096,645
----------------------------------------------------------------------------------------------------------------
Capital transactions --
   Contributions                                               $    164,180,571                 $    211,911,695
   Withdrawals                                                     (128,312,570)                    (106,669,582)
----------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM CAPITAL
   TRANSACTIONS                                                $     35,868,001                 $    105,242,113
----------------------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                                     $     30,672,104                 $    155,338,758
----------------------------------------------------------------------------------------------------------------

NET ASSETS

At beginning of period                                         $    528,497,717                 $    373,158,959
----------------------------------------------------------------------------------------------------------------
AT END OF PERIOD                                               $    559,169,821                 $    528,497,717
----------------------------------------------------------------------------------------------------------------

                        See notes to financial statements

SUPPLEMENTARY DATA

                                             SIX MONTHS ENDED                           YEAR ENDED JANUARY 31,
                                             JULY 31, 2004         ---------------------------------------------------------------
                                             (UNAUDITED)              2004         2003        2002(1)       2001         2000
----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA

Ratios (As a percentage of average daily
   net assets):
   Expenses                                              0.67%(2)        0.68%        0.71%        0.70%        0.72%         0.68%
   Expenses after custodian fee reduction                0.66%(2)        0.68%        0.71%        0.70%        0.72%         0.67%
   Net investment income                                 6.67%(2)        7.08%        7.32%        6.69%        6.86%         6.25%
Portfolio Turnover                                         39%             40%          15%          24%          29%           58%
----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)                                         (0.81)%         12.64%        7.72%        5.55%          --            --
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD (000'S OMITTED)    $        559,170      $  528,498   $  373,159   $  347,092   $  328,134   $   338,925
----------------------------------------------------------------------------------------------------------------------------------

(1) The Portfolio adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began amortizing market discount on fixed-income securities. The effect of this change for the year ended January 31, 2002 on the ratio of net investment income to average net assets was less than 0.01%. Ratios for the periods prior to February 1, 2001 have not been restated to reflect this change in presentation.

(2)  Annualized.

(3) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                        See notes to financial statements

HIGH YIELD MUNICIPALS PORTFOLIO as of July 31, 2004
NOTES TO FINANCIAL STATEMENTS (Unaudited)

1  SIGNIFICANT ACCOUNTING POLICIES

   High Yield Municipals Portfolio (the Portfolio) is registered under the Investment Company Act of 1940, as a diversified open-end management investment company, which was organized as a trust under the laws of the State of New York on May 1, 1995. The Portfolio seeks to achieve high current income exempt from regular federal income tax. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At July 31, 2004, the Eaton Vance High Yield Municipals Fund had an approximate 99.9% interest in the Portfolio. The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

   A INVESTMENT VALUATION -- Municipal bonds are normally valued on the basis of valuations furnished by a pricing service. Taxable obligations, if any, for which price quotations are readily available are normally valued at the mean between the latest bid and asked prices. Futures contracts listed on commodity exchanges are valued at closing settlement prices. Short-term obligations maturing in sixty days or less are valued at amortized cost which approximates fair value. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

   B INCOME -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or discount.

   C INCOME TAXES -- The Portfolio is treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since some of the Portfolio's investors are regulated investment companies that invest all or substantially all of their assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net taxable (if any) and tax-exempt investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Interest income received by the Portfolio on investments in municipal bonds, which is excludable from gross income under the Internal Revenue Code, will retain its status as income exempt from Federal income tax when allocated to the Portfolio's investors. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986 may be considered a tax preference item for investors.

   D FINANCIAL FUTURES CONTRACTS -- Upon entering into a financial futures contract, the Portfolio is required to deposit (initial margin) either in cash or securities an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Portfolio (margin maintenance) each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by the Portfolio. The Portfolio's investment in financial futures contracts is designed only to hedge against anticipated future changes in interest rates. Should interest rates move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

   E INTEREST RATE SWAPS -- The Portfolio may enter into interest rate swap agreements to enhance return, to hedge against fluctuations in securities prices or interest rates or as substitution for the purchase or sale of securities. Pursuant to these agreements the Portfolio makes bi-annual payments at a fixed interest rate. In exchange, the Portfolio receives payments based on the interest rate of a benchmark industry index. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains and losses. The value of the swap is determined by changes in the relationship between two rates of interest. The Portfolio is exposed to credit loss in the event of non-performance by the swap counterparty. However, the Portfolio does not anticipate non-performance by the counterparty. Risk may also arise from the unanticipated movements in value of interest rates.

   F LEGAL FEES -- Legal fees and other related expenses incurred as part of negotiations of the terms and requirements of capital infusions, or that are expected to result in the restructuring of or a plan of reorganization for an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

   G WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS -- The Portfolio may engage in when-issued and delayed delivery transactions. The Portfolio records when-issued securities on trade date and maintains security positions such that sufficient liquid assets will be available to make payments for the securities purchased.

   Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin accruing interest on settlement date.

   H EXPENSE REDUCTION -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Portfolio maintains with IBT. All credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of operating expenses on the Statement of Operations.

   I USE OF ESTIMATES -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

   J INDEMNIFICATIONS -- Under the Portfolio's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Interestholders in the Portfolio are jointly and severally liable for the liabilities and obligations of the Portfolio in the event that the Portfolio fails to satisfy such liabilities and obligations; provided, however, that, to the extent assets are available in the Portfolio, the Portfolio may, under certain circumstances, indemnify interestholders from and against any claim or liability to which such holder may become subject by reason of being or having been an interestholder in the Portfolio. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

   K OTHER -- Investment transactions are accounted for on a trade-date basis.

   L INTERIM FINANCIAL STATEMENTS -- The interim financial statements relating to July 31, 2004 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. The fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e. income other than gains from the sales of securities). For the six months ended July 31, 2004, the fee was equivalent to 0.60% (annualized) of the Portfolio's average net assets for such period and amounted to $1,660,290. Except as to Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Trustees of the Portfolio who are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended July 31, 2004, no significant amounts have been deferred.

   Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  INVESTMENTS

   Purchases and sales of investments, other than U.S. Government securities and short-term obligations, aggregated $272,250,046 and $208,622,476, respectively, for the six months ended July 31, 2004.

4  FEDERAL INCOME TAX BASIS OF UNREALIZED APPRECIATION (DEPRECIATION)

   The cost and unrealized appreciation (depreciation) in value of the investments owned at July 31, 2004 as computed on a federal income tax basis, were as follows:

   AGGREGATE COST                            $    556,102,545
   ----------------------------------------------------------
   Gross unrealized appreciation             $     25,109,671
   Gross unrealized depreciation                  (37,193,859)
   ----------------------------------------------------------

   NET UNREALIZED DEPRECIATION               $    (12,084,188)
   ----------------------------------------------------------

5  LINE OF CREDIT

   The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the six months ended July 31, 2004.

6  FINANCIAL INSTRUMENTS

   The Portfolio regularly trades in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include futures contracts and interest rate swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

   A summary of obligations under these financial instruments at July 31, 2004 is as follows:

   FUTURES CONTRACTS

                                                       AGGREGATE                               NET
   EXPIRATION                                          FACE                                    UNREALIZED
   DATE(S)          CONTRACTS           POSITION       VALUE               VALUE               DEPRECIATION
   -----------------------------------------------------------------------------------------------------------
   9/04             1,250 U.S.
                    Treasury Bond       Short          $   (140,044,382)   $   (135,273,437)   $    (4,770,945)
   9/04             1,250 U.S.
                    Treasury Note       Short              (141,538,071)       (138,398,437)        (3,139,634)
   -----------------------------------------------------------------------------------------------------------
                                                                                               $    (7,910,579)
   -----------------------------------------------------------------------------------------------------------

   At July 31, 2004, the Portfolio had sufficient cash and/or securities to cover margin requirements on open futures contracts.

INVESTMENT MANAGEMENT

HIGH YIELD MUNICIPALS PORTFOLIO

                       OFFICERS

                       Thomas J. Fetter
                       President

                       Cynthia J. Clemson
                       Co-Portfolio Manager

                       James B. Hawkes
                       Vice President and Trustee

                       Robert B. MacIntosh
                       Vice President

                       Thomas M. Metzold
                       Vice President and
                       Co-Portfolio Manager

                       Barbara E. Campbell
                       Treasurer

                       Alan R. Dynner
                       Secretary

                       TRUSTEES

                       Samuel L. Hayes, III

                       William H. Park

                       Ronald A. Pearlman

                       Norton H. Reamer

                       Lynn A. Stout

ITEM 2. CODE OF ETHICS

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts. Mr. Park is a certified public accountant who is the President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm). Previously, he served as Executive Vice President and Chief Financial Officer of United Asset Management Corporation ("UAM") (a holding company owning institutional investment management firms). Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration. Mr. Reamer is the President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) and is President of Unicorn Corporation (an investment and financial advisory services company). Formerly, Mr. Reamer was Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm), Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not required in this filing

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS

Not required in this filing.

ITEM 6. SCHEDULE OF INVESTMENTS

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not required in this filing.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not required in this filing.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Effective February 9, 2004, the Governance Committee of the Board of Trustees formalized the procedures by which a Fund's shareholders may recommend nominees to the registrant's Board of Trustees. The Governance Committee shall, when identifying candidates for the position of Independent Trustee, consider any such candidate recommended by a shareholder of a Fund if such recommendation contains sufficient background information concerning the candidate, and is received in a sufficiently timely manner (and in any event no later than the date specified for receipt of shareholder proposals in any applicable proxy statement with respect to a Fund). Shareholders shall be directed to address any such recommendations to the attention of the Governance Committee, c/o the Secretary of the Fund.

ITEM 10. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant's internal controls over financial reporting during the period that has materially affected, or is reasonably likely to materially affect the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS

(a)(1)       Registrant's Code of Ethics - Not applicable (please see Item 2).
(a)(2)(i)    Treasurer's Section 302 certification.
(a)(2)(ii)   President's Section 302 certification.
(b)          Combined Section 906 certification.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

High Yield Municipals Portfolio
-------------------------------

By:     /s/ Thomas J. Fetter
       -------------------------------------
       Thomas J. Fetter
       President


Date:  September 20, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:     /s/ Barbara E. Campbell
       -------------------------------------
       Barbara E. Campbell
       Treasurer


Date:  September 20, 2004


By:     /s/ Thomas J. Fetter
       -------------------------------------------
       Thomas J. Fetter
       President


Date:  September 20, 2004